Share-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION

NOTE 6 - SHARE-BASED COMPENSATION:

The Company's options expenses amounted to a total of $64 and $64 in the six months periods ended June 30, 2024 and 2023, respectively. As of June 30, 2024, 39,898 shares remain available for grant under the Company’s 2013 and 2023 Incentive Option Plans.

On July 4, 2024, the Company's board of directors approved granting 178,686 RSUs to the Company's employees and directors.

Summary of outstanding and exercisable options:

Below is a summary of the Company's stock-based compensation activity and related information with respect to options granted to employees and non-employees for the six months periods ended June 30, 2024:

	Number of options	Weighted- average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2024	121,808	$17.23	4.88	-
Granted	-	-	-	-
Exercised	(31,138)	$0.01	(0.01)	$490
Forfeited	(735)	$26.78	(6.02)	-
Expired	(30,185)	(18.08)	-	-
Outstanding at June 30, 2024	59,750	$25.66	7.34	-
Exercisable at June 30, 2024	33,554	$24.78	7.00	-
Vested and expected to vest at June 30, 2024	59,750	$25.66	7.34	-

Up to June 30, 2024 and for the year ended December 31, 2023 no options were granted.

On June 30, 2024, there was $220 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of 1.73 years.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Six months ended June 30		Three months ended June 30
	2024	2023	2024	2023
Research and development	$38	$38	$19	$19
General and administrative	26	26	13	13
	$64	$64	$32	$32

NOTE 11 — SHARE-BASED COMPENSATION:

1)	Warrants to service provider

In conjunction with the issuance of Series A-1 Preferred Shares, the Company issued warrants to acquire 3,837 Series A-1 Preferred Shares to a service provider who assisted in raising the funds, which warrants were classified as part of the issue expenses. These warrants carry an exercise price of $26.78 per share and are set to expire on January 31, 2027. As of December 31, 2023 and 2022, all 3,837 of such warrants remained outstanding.

In conjunction with the issuance of Series A-2 Preferred Shares, the Company issued warrants to acquire 4,009 Series A-3 Preferred Shares to a service provider who assisted in raising the funds, which were recorded as part of issue expenses. These warrants carry an exercise price of $45.587 per share and are set to expire on January 14, 2029. As of December 31, 2023 and 2022, all 4,009 of such warrants remained outstanding.

The warrants for both the Series A-1 Preferred Shares and Series A-3 Preferred Shares were recognized as issuance costs of the SAFE round and recognized as financial expenses.

In conjunction with the issuance of Series A-4 Preferred Shares, the Company issued warrants to acquire 107 Series A-4 Preferred Shares to a service provider who assisted in raising the funds, which were recorded as part of issue expenses. These warrants carry an exercise price as those issued to the investors in such round, and expire on May 30, 2030. As of December 31, 2023, all 107 of such warrants remained outstanding. The warrants were recognized as issuance costs and the portion attributed to the issuance of Series A-4 Preferred Shares was classified as part of the shareholders’ equity. The portion attributed to the issuance of the warrants was recognized as financial expenses.

2)	Employee Stock Option Plan

As of December 31, 2023, the Board of Directors approved a pool of 130,889 Ordinary Shares for grant to Company employees, consultants, directors and other service providers.

Under the Company’s 2013 and 2023 Incentive Option Plans (collectively “the Plan”), options to purchase Ordinary Shares may be granted to certain entities and individuals. Each option granted under the Plan is exercisable until 10 years from the date of grant, or earlier upon cessation of employment or engagement of the grantee and certain other occurrences.

Grants to employees are made in accordance with the Plan and are carried out within the provisions of Section 102 of the Israel Income Tax Ordinance, under the capital gains track described in subsection (b)(2) of Section 102. In accordance with such track selected by the Company and the provisions associated with it, the Company is not entitled to claim a tax deduction for the employee benefits.

The Company’s options expenses amounted to a total of $130 and $125 in 2023 and 2022, respectively. As of December 31, 2023, 9,081 shares remain available for grant under the Plan.

Summary of outstanding and exercisable options:

Below is a summary of the Company’s stock-based compensation activity and related information with respect to options granted to employees and non-employees for the year ended December 31, 2023 and 2022:

	Number of options	Weighted- average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2022	122,308	$17.229	5.88	$144
Granted	—	$—	—	$—
Exercised	—	$—	—	$—
Forfeited	—	$—	—	$—
Expired	(500)	$(17)	—	$—
Outstanding at December 31, 2023	121,808	$17.231	4.88	$316
Exercisable at December 31, 2023	88,895	$13.696	3.62	$316
Vested and expected to vest at December 31, 2023	121,808	$17.231	4.88	$316

	Number of options	Weighted- average exercise price (in U.S. dollars)	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2021	72,058	$10.568	4.46	$493
Granted	54,500	$26.780	9.98	$—
Exercised	(103)	$26.771	(8.22)	$—
Forfeited	(2,548)	$26.775	(9.18)	$—
Expired	(1,599)	$(27)	—	$—
Outstanding at December 31, 2022	122,308	$17.229	5.88	$144
Exercisable at December 31, 2022	69,318	$9.939	3.29	$144
Vested and expected to vest at December 31, 2022	122,308	$17.229	5.88	$144

The fair value for options granted in 2022 is estimated at the date of grant using a Black-Scholes option pricing model based on the following assumptions:

Year ended December 31, 2022
Employees
Expected term (in years)	6.05 – 10.00
Expected volatility	82.97% – 88.45%
Risk-free interest rate	2.31% – 2.90%
Expected dividend yield	0.00%
Exercise price	$26.78
Non-Employees
Expected term (in years)	9.78
Expected volatility	88.46%
Risk-free interest rate	2.31%
Expected dividend yield	0.00%
Exercise price	$26.78

The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Since the Company is not traded, the expected volatility was based on the average volatility rate of 8 public companies in the healthcare industry.

The expected term of options granted represents the period during which options granted are expected to remain outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The Company uses the simplified method for nonexecutive employees, due to insufficient historical exercise experience”.

The fair value of options granted during 2022 was $529.

Options granted to employees and non-employees:

In 2023 no options were granted, neither to employees nor to non-employees.

In the year ended December 31, 2022, the Company granted options as follows:

	Year ended December 31, 2022
	Award amount	Exercise price	Vesting period	Expiration
Employees	52,500	26.78	up to 4 years	10 years
Non-employees	2,000	26.78	Immediate	10 years
Total granted	54,500

Summary of status of the Company’s nonvested employee options:

The following table summarizes the number of options outstanding for the years ended December 31, 2023 and December 31, 2022, and related information:

	Number of options	Weighted- average grant-date fair value price
Outstanding at December 31, 2022	52,858	$9.59
Granted	—	$—
Vested	(19,945)	$9.56
Forfeited	—	$—
Outstanding at December 31, 2023	32,913	$9.61

Outstanding at December 31, 2021	4,464	$7.67
Granted	52,500	$9.63
Vested	(1,558)	$7.10
Forfeited	(2,548)	$8.56
Outstanding at December 31, 2022	52,858	$9.59

Summary of status of the Company’s nonvested nonemployee options:

The following table summarizes the number of options outstanding for the years ended December 31, 2023 and December 31, 2022, and related information:

	Number of options	Weighted- average grant-date fair value price
Outstanding at December 31, 2022	132	$4.96
Granted	—	$—
Vested	(132)	$4.96
Forfeited	—	$—
Outstanding at December 31, 2023	—	$—

Outstanding at December 31, 2021	304	$4.91
Granted	2,000	$11.93
Vested	(2,172)	$11.37
Forfeited	—	$—
Outstanding at December 31, 2022	132	$4.96

On December 31, 2023, there was $284 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of 2.22 years.

On December 31, 2022, there was $414 of total unrecognized compensation cost related to unvested stock options granted under the Plan. That cost is expected to be recognized over a weighted-average period of 3.20 years.

The share-based compensation expense by line item in the accompanying consolidated statements of operations is summarized as follows:

	Year ended December 31
	2023	2022
Research and development	$78	$60
General and administrative	52	65
	$130	$125